TRANSAMERICA ETF TRUST

Supplement to the Currently Effective Prospectus and Statement of Additional Information

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Effective October 26, 2020, the third paragraph of the “Investment Manager” sub-section under the “Management” section of the Prospectus is deleted in its entirety and replaced with the following:

TAM is directly owned by Transamerica Life Insurance Company (“TLIC”) (77%) and AUSA Holding, LLC (“AUSA”) (23%), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

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Effective October 26, 2020, the fourth paragraph of the “Investment Manager” sub-section under the “Investment Management and Other Services” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

TAM is directly owned by Transamerica Life Insurance Company (“TLIC”) (77%) and AUSA Holding, LLC (“AUSA”) (23%), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

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In the “Board Members and Officers” sub-section of the Statement of Additional Information in the section titled “Management of the Trust”, the table listing the officers of the Trust is deleted in its entirety and replaced with the following:

Officers

The mailing address of each officer is c/o Secretary, 1801 California Street, Suite 5200, Denver, CO 80202. The following table shows information about the officers, including their year of birth, their positions held with the Trust and their principal occupations during the past five years (their titles may have varied during that period). Each officer will hold office until his or her successor has been duly elected or appointed or until his or her earlier death, resignation or removal.

Name and Age	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Marijn P. Smit (46)	Chairman of the Board, President and Chief Executive Officer	Since 2014	See Interested Board Members Table Above.

Timothy Bresnahan (51)	Senior Counsel and Secretary	Since 2019	Assistant Secretary, TET (2019 – present); Secretary, TET (2019); Senior Counsel, TAM (2008 – present).

Thomas R. Wald (59)	Chief Investment Officer	Since 2014	Chief Investment Officer, Transamerica Funds, TST and TAAVF (2014 – present); TET (2017 – present); Chief Investment Officer, TPP, TPFG and TPFG II (2014 – 2018); Chief Investment Officer, TIS (2014 – 2015); Director (2017 – present), Akaan Transamerica, S.A. de C.V., Sociedad Operadora de Fondos de Inversión, Director (2019 - present); Senior Vice President and Chief Investment Officer, TAM (2014 – present); Chief Investment Officer, Transamerica Investments & Retirement (2014 – present); Director, Transamerica Funds Services, Inc. (2019 - present); and Trust Officer, Massachusetts Fidelity Trust Company (2015 - present).

Christopher A. Staples (49)	Vice President and Chief Investment Officer, Advisory Services	Since 2005	Vice President and Chief Investment Officer, Advisory Services, Transamerica Funds and TST (2007 – present); TET (2017 – present); Vice President and Chief Investment Officer, Advisory Services (2007 – 2015), TIS; Vice President and Chief Investment Officer, Advisory Services, TAAVF (2007 – present); Vice President and Chief Investment Officer, Advisory Services, TPP, TPFG and TPFG II (2007 – 2018); Director (2005 – 2019), Senior Vice President (2006 – present), Senior Director, Investments (2016 – present), Chief Investment Officer, Advisory Services (2012 – 2016)

Name and Age	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
and Lead Portfolio Manager (2007 – present), TAM; Director, TFS (2005 – 2019); Trust Officer, Massachusetts Fidelity Trust Company (2010 – present); Registered Representative (2007 – 2016), TCI; Registered Representative, TFA (2005 – present).

Francine J. Rosenberger (52)	Chief Compliance Officer	Since 2019	Chief Compliance Officer, Transamerica Funds, TST, TET and TAAVF (2019 – present); Chief Compliance Officer (2019 – present), TAM; General Counsel, Corporate Secretary and Fund Chief Compliance Officer, Steben & Company, Inc. (2013 – 2019).

Molly Possehl (42)	Anti-Money Laundering Officer	Since 2019	Anti-Money Laundering Officer, Transamerica Funds, TST, TET and TAAVF (2019 – present); Anti-Money Laundering Officer (2019 – present), TAM; Assistant General Counsel, Transamerica Life Insurance Company/Aegon USA (2013 – present); Anti-Money Laundering Compliance Officer and Fraud Officer, Transamerica Life Insurance Company/Aegon USA (2015 – present); Attorney, Anti-Money Laundering Compliance Officer (Annuity products), Transamerica Life Insurance Company/Aegon USA (2006 – 2015).

Erin D. Nelson (43)	Chief Legal Officer and Secretary	Since 2019	Chief Legal Officer and Secretary, Transamerica Funds, TST, TET and TAAVF (2019 – present); Assistant General Counsel II and Assistant Secretary, TAM (2019 – present), Assistant Secretary 2019 – present, TFS; Senior Vice President and Chief Compliance Officer, ALPS Advisors, Inc. (2015 – 2019).

Vincent J. Toner (50)	Vice President and Treasurer	Since 2014	Vice President and Treasurer, Transamerica Funds, TST and TAAVF (2014 – present), TET (2017 – present); Vice President and Treasurer, TPP, TPFG and TPFG II (2014 – 2018); Vice President and Treasurer, TIS (2014 – 2015); Vice President (2016 – present), Treasurer (2016 – 2019), Vice President, Administration and Treasurer (2014 – 2016), TAM; Vice President, Administration and Treasurer, TFS (2014 – present); Vice President (2016 – present), Transamerica Capital, Inc.; Trust Officer (2015 – present), Massachusetts Fidelity Trust Company.

*	Elected and serves at the pleasure of the Board of the Trust.

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Investors Should Retain this Supplement for Future Reference

October 30, 2020